CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities of continuing operations
Net income before attribution of noncontrolling interests	$ 7,760	$ 11,215	$ 10,883
Net income attributable to noncontrolling interests	219	148	281
Citigroup's net income	7,541	11,067	10,602
(Loss) income from discontinued operations, net of taxes	(57)	(27)	267
(Loss) gain on sale, net of taxes	(1)	95	(283)
Income from continuing operations-excluding noncontrolling interests	7,599	10,999	10,618
Adjustments to reconcile net income to net cash provided by (used in) operating activities of continuing operations
Amortization of deferred policy acquisition costs and present value of future profits	203	250	302
(Additions) reductions to deferred policy acquisition costs	85	(54)	(98)
Depreciation and amortization	2,507	2,872	2,664
Deferred tax benefit	(4,091)	(74)	(964)
Provision for credit losses	10,832	11,824	25,077
Realized gains from sales of investments	(3,251)	(1,997)	(2,411)
Net impairment losses recognized in earnings	4,971	2,254	1,411
Change in trading account assets	(29,195)	38,238	15,601
Change in trading account liabilities	(10,533)	(2,972)	(8,458)
Change in federal funds sold and securities borrowed or purchased under agreements to resell	14,538	(29,132)	(24,695)
Change in federal funds purchased and securities loaned or sold under agreements to repurchase	12,863	8,815	35,277
Change in brokerage receivables net of brokerage payables	945	8,383	(6,676)
Change in loans held-for-sale	(1,106)	1,021	2,483
Change in other assets	(524)	14,933	(7,538)
Change in other liabilities	(1,457)	(3,814)	(293)
Other, net	9,885	3,233	(6,614)
Total adjustments	6,672	53,780	25,068
Net cash provided by operating activities of continuing operations	14,271	64,779	35,686
Cash flows from investing activities of continuing operations
Change in deposits with banks	53,650	6,653	4,977
Change in loans	(28,817)	(31,597)	60,730
Proceeds from sales and securitizations of loans	7,287	10,022	9,918
Purchases of investments	(256,907)	(314,250)	(406,046)
Proceeds from sales of investments	143,853	182,566	183,688
Proceeds from maturities of investments	102,020	139,959	189,814
Capital expenditures on premises and equipment and capitalized software	(3,604)	(3,448)	(2,363)
Proceeds from sales of premises and equipment, subsidiaries and affiliates, and repossessed assets	1,089	1,323	2,619
Net cash provided by (used in) investing activities of continuing operations	18,571	(8,772)	43,337
Cash flows from financing activities of continuing operations
Dividends paid	(143)	(107)	(9)
Issuance of preferred stock	2,250
Issuance of ADIA Upper DECs equity units purchase contract		3,750	3,750
Treasury stock acquired	(5)	(1)	(6)
Stock tendered for payment of withholding taxes	(194)	(230)	(806)
Issuance of long-term debt	27,843	30,242	33,677
Payments and redemptions of long-term debt	(117,575)	(89,091)	(75,910)
Change in deposits	64,624	23,858	9,065
Change in short-term borrowings	(2,164)	(25,067)	(47,189)
Net cash used in financing activities of continuing operations	(25,364)	(56,646)	(77,428)
Effect of exchange rate changes on cash and cash equivalents	274	(1,301)	691
Discontinued operations
Net cash provided by discontinued operations		2,669	214
Change in cash and due from banks	7,752	729	2,500
Cash and due from banks at beginning of year	28,701	27,972	25,472
Cash and due from banks at end of year	36,453	28,701	27,972
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	3,900	2,705	4,307
Cash paid during the year for interest	19,739	21,230	23,209
Non-cash investing activities
Transfers to OREO and other repossessed assets	500	1,284	2,595
Transfers to trading account assets from investments (available-for-sale)			12,001
Transfers to trading account assets from investments (held-to-maturity)		$ 12,700